Share Based Compensation (Details) - Schedule of Changes in the RSUs	12 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Changes in the RSUs [Abstract]
Number of RSUs, Awarded and unvested | shares	12,000
Weighted average grant date fair value, Awarded and unvested | $ / shares	$ 38.45
Number of RSUs, Granted | shares	1,124,731
Weighted average grant date fair value, Granted | $ / shares	$ 12.3
Number of RSUs, Cancelled/forfeited | shares
Weighted average grant date fair value, Cancelled/forfeited | $ / shares
Number of RSUs, Vested | shares	(1,124,731)
Weighted average grant date fair value, Vested | $ / shares	$ 12.44
Number of RSUs, Awarded and unvested | shares	12,000
Weighted average grant date fair value, Awarded and unvested | $ / shares	$ 25.38
Number of RSUs, Expected to vest | shares	12,000
Weighted average grant date fair value, Expected to vest | $ / shares	$ 25.38